UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%(1)

Security	Shares	Value
Air Freight & Logistics — 4.0%
C.H. Robinson Worldwide, Inc.	142,637	$9,796,309
FedEx Corp.	57,228	12,437,361

		$22,233,670

Auto Components — 1.6%
Delphi Automotive PLC	104,179	$9,131,289

		$9,131,289

Banks — 6.8%
JPMorgan Chase & Co.	211,947	$19,371,956
PNC Financial Services Group, Inc. (The)	83,560	10,434,137
Wells Fargo & Co.	146,523	8,118,839

		$37,924,932

Beverages — 1.4%
Constellation Brands, Inc., Class A	39,414	$7,635,674

		$7,635,674

Biotechnology — 2.4%
Celgene Corp.(2)	103,776	$13,477,389

		$13,477,389

Capital Markets — 3.3%
Charles Schwab Corp. (The)	212,726	$9,138,709
Goldman Sachs Group, Inc. (The)	41,993	9,318,247

		$18,456,956

Containers & Packaging — 2.6%
International Paper Co.	176,100	$9,969,021
Sealed Air Corp.	101,416	4,539,380

		$14,508,401

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	241,004	$9,093,081
Zayo Group Holdings, Inc.(2)	219,041	6,768,367

		$15,861,448

Electric Utilities — 1.7%
NextEra Energy, Inc.	69,099	$9,682,843

		$9,682,843

Energy Equipment & Services — 0.8%
Oceaneering International, Inc.	184,354	$4,210,645

		$4,210,645

Equity Real Estate Investment Trusts (REITs) — 2.4%
Equity Residential	93,460	$6,152,472
Simon Property Group, Inc.	43,225	6,992,076

		$13,144,548

Security	Shares	Value
Food Products — 1.3%
Mondelez International, Inc., Class A	164,055	$7,085,535

		$7,085,535

Health Care Equipment & Supplies — 4.3%
Danaher Corp.	151,776	$12,808,377
Zimmer Biomet Holdings, Inc.	88,055	11,306,262

		$24,114,639

Household Durables — 2.5%
Newell Brands, Inc.	145,493	$7,801,335
Whirlpool Corp.	32,952	6,314,262

		$14,115,597

Household Products — 1.3%
Colgate-Palmolive Co.	98,587	$7,308,254

		$7,308,254

Industrial Conglomerates — 1.0%
General Electric Co.	200,098	$5,404,647

		$5,404,647

Insurance — 3.6%
American Financial Group, Inc.	91,769	$9,119,086
Chubb, Ltd.	74,422	10,819,470

		$19,938,556

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(2)	16,796	$16,258,528

		$16,258,528

Internet Software & Services — 7.8%
Akamai Technologies, Inc.(2)	91,766	$4,570,864
Alphabet, Inc., Class C(2)	24,804	22,540,139
eBay, Inc.(2)	187,212	6,537,443
GoDaddy, Inc., Class A(2)	230,806	9,790,791

		$43,439,237

IT Services — 2.9%
Visa, Inc., Class A	175,905	$16,496,371

		$16,496,371

Machinery — 4.1%
Caterpillar, Inc.	98,145	$10,546,662
Fortive Corp.	199,830	12,659,230

		$23,205,892

Multi-Utilities — 1.7%
Sempra Energy	84,896	$9,572,024

		$9,572,024

Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	103,514	$10,799,616
ConocoPhillips	150,542	6,617,826
EOG Resources, Inc.	74,422	6,736,679
Phillips 66	58,064	4,801,312

		$28,955,433

Security	Shares	Value
Personal Products — 3.1%
Estee Lauder Cos., Inc. (The), Class A	105,886	$10,162,938
Unilever NV	125,206	6,911,591

		$17,074,529

Pharmaceuticals — 7.1%
Eli Lilly & Co.	150,986	$12,426,148
Johnson & Johnson	149,647	19,796,802
Zoetis, Inc.	118,054	7,364,208

		$39,587,158

Road & Rail — 2.1%
CSX Corp.	217,339	$11,858,016

		$11,858,016

Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	325,202	$10,972,316
NXP Semiconductors NV(2)	54,236	5,936,130

		$16,908,446

Software — 4.1%
Microsoft Corp.	332,838	$22,942,523

		$22,942,523

Specialty Retail — 2.9%
Home Depot, Inc. (The)	106,524	$16,340,782

		$16,340,782

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	168,496	$24,266,794

		$24,266,794

Textiles, Apparel & Luxury Goods — 2.1%
Lululemon Athletica, Inc.(2)	51,210	$3,055,701
NIKE, Inc., Class B	147,249	8,687,691

		$11,743,392

Tobacco — 2.5%
Altria Group, Inc.	187,214	$13,941,827

		$13,941,827

Total Common Stocks (identified cost $429,556,749)		$556,825,975

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(3)	4,384,069	$4,384,946

Total Short-Term Investments (identified cost $4,384,946)		$4,384,946

Total Investments — 100.4% (identified cost $433,941,695)		$561,210,921

Covered Call Options Written — (0.4)%

Exchange-Traded Options — (0.4)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Akamai Technologies, Inc.	315	$50.00	7/21/17	$(33,862)
Alphabet, Inc., Class C	120	975.00	8/4/17	(114,000)
Altria Group, Inc.	940	79.50	7/21/17	(3,290)
Amazon.com, Inc.	80	1,050.00	7/21/17	(8,960)
American Financial Group, Inc.	460	100.00	7/21/17	(36,800)
Apple, Inc.	845	160.00	7/21/17	(6,760)
AT&T, Inc.	1,210	40.00	7/7/17	(605)
C.H. Robinson Worldwide, Inc.	715	72.50	7/21/17	(39,325)
Caterpillar, Inc.	490	110.00	7/7/17	(10,290)
Celgene Corp.	515	140.00	8/18/17	(65,920)
Charles Schwab Corp. (The)	1,070	44.00	7/21/17	(64,200)
Chevron Corp.	515	109.00	7/28/17	(20,857)
Chubb, Ltd.	375	150.00	8/18/17	(31,875)
ConocoPhillips	755	46.00	7/21/17	(20,385)
Constellation Brands, Inc., Class A	195	200.00	8/18/17	(58,988)
CSX Corp.	1,095	57.50	7/21/17	(55,298)
Danaher Corp.	735	85.00	7/21/17	(77,175)
Delphi Automotive PLC	525	95.00	7/21/17	(6,562)
eBay, Inc.	935	37.00	8/4/17	(44,880)
Eli Lilly & Co.	750	87.50	8/18/17	(27,375)
EOG Resources, Inc.	375	92.00	7/28/17	(58,125)
Equity Residential	470	70.00	7/21/17	(1,175)
Estee Lauder Cos., Inc. (The), Class A	525	97.50	7/21/17	(38,063)
FedEx Corp.	285	222.50	7/28/17	(63,698)
Fortive Corp.	1,005	65.00	7/21/17	(52,763)
General Electric Co.	1,005	29.00	7/21/17	(3,517)
GoDaddy, Inc., Class A	1,075	45.00	7/21/17	(18,812)
Goldman Sachs Group, Inc. (The)	205	235.00	8/4/17	(34,953)
Home Depot, Inc. (The)	530	155.00	7/28/17	(93,545)
Intel Corp.	1,625	35.50	7/28/17	(38,188)
International Paper Co.	885	56.00	7/14/17	(101,775)
Johnson & Johnson	750	135.00	7/21/17	(64,125)
JPMorgan Chase & Co.	1,055	95.00	8/18/17	(80,180)
Lululemon Athletica, Inc.	255	62.50	8/18/17	(38,250)
Microsoft Corp.	1,675	72.50	7/7/17	(1,675)
Mondelez International, Inc., Class A	820	47.00	8/4/17	(27,060)
Newell Brands, Inc.	730	57.50	9/15/17	(51,100)
NextEra Energy, Inc.	345	145.00	8/18/17	(31,912)
NIKE, Inc., Class B	740	60.00	8/18/17	(93,980)
Oceaneering International, Inc.	770	30.00	7/21/17	(1,925)
Phillips 66	290	83.50	7/21/17	(25,375)
PNC Financial Services Group, Inc. (The)	420	130.00	8/18/17	(60,690)
Sealed Air Corp.	510	47.00	7/21/17	(5,100)
Sempra Energy	420	115.00	7/21/17	(15,750)
Simon Property Group, Inc.	215	165.00	7/21/17	(31,390)
Visa, Inc., Class A	885	100.00	7/21/17	(11,505)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Wells Fargo & Co.	735	$56.00	7/28/17	$(67,620)
Whirlpool Corp.	165	195.00	7/7/17	(9,817)
Zayo Group Holdings, Inc.	1,100	35.00	9/15/17	(41,250)
Zimmer Biomet Holdings, Inc.	440	130.00	7/21/17	(70,400)
Zoetis, Inc.	590	62.50	7/21/17	(45,725)

Total Covered Call Options Written (premiums received $2,919,707)				$(2,006,850)

Other Assets, Less Liabilities — (0.0)%(4)				$(154,301)

Net Assets — 100.0%				$559,049,770

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at June 30, 2017 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2017 was $50,620.

(4)	Amount is less than (0.05)%.

Written options activity for the fiscal year to date ended June 30, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	30,711	$2,334,250
Options written	276,855	20,806,360
Options terminated in closing purchase transactions	(132,061)	(10,187,131)
Options expired	(141,970)	(10,033,772)

Outstanding, end of period	33,535	$2,919,707

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,006,850.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$435,243,483

Gross unrealized appreciation	$128,956,346
Gross unrealized depreciation	(2,988,908)

Net unrealized appreciation	$125,967,438

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$67,589,588	$—		$—	$67,589,588
Consumer Staples	46,134,228	6,911,591		—	53,045,819
Energy	33,166,078	—		—	33,166,078
Financials	76,320,444	—		—	76,320,444
Health Care	77,179,186	—		—	77,179,186
Industrials	62,702,225	—		—	62,702,225
Information Technology	124,053,371	—		—	124,053,371
Materials	14,508,401	—		—	14,508,401
Real Estate	13,144,548	—		—	13,144,548
Telecommunication Services	15,861,448	—		—	15,861,448
Utilities	19,254,867	—		—	19,254,867
Total Common Stocks	$549,914,384	$6,911,591	*	$—	$556,825,975
Short-Term Investments	$—	$4,384,946		$—	$4,384,946
Total Investments	$549,914,384	$11,296,537		$—	$561,210,921

Liability Description
Covered Call Options Written	$(2,006,850)	$—		$—	$(2,006,850)
Total	$(2,006,850)	$—		$—	$(2,006,850)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017